UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file Number _811-02898_

 Value Line Cash Fund, Inc.
(Exact name of registrant as specified in charter)

220 East 42nd Street, New York, N.Y. 10017
(Address of principal executive offices) (Zip Code)

Registrant’s telephone number, including area code: 212-907-1500

Date of fiscal year end: December 31, 2008

Date of reporting period: December 31, 2008

Item I.	Reports to Stockholders.

A copy of the Annual Report to Stockholders for the period ended 12/31/08 is included with this Form.

INVESTMENT ADVISER	EULAV Asset Management, LLC 220 East 42nd Street New York, NY 10017-5891	ANNUAL REPORT
D e c e m b e r 3 1, 2 0 0 8

DISTRIBUTOR	Value Line Securities, Inc.
220 East 42nd Street
New York, NY 10017-5891

CUSTODIAN BANK	State Street Bank and Trust Co.
225 Franklin Street
	Boston, MA 02110	The Value Line Cash Fund, Inc.

SHAREHOLDER	State Street Bank and Trust Co.
SERVICING AGENT	c/o BFDS
P.O. Box 219729
Kansas City, MO 64121-9729

INDEPENDENT	PricewaterhouseCoopers LLP
REGISTERED PUBLIC	300 Madison Avenue
ACCOUNTING FIRM	New York, NY 10017

LEGAL COUNSEL	Peter D. Lowenstein, Esq.
496 Valley Road
Cos Cob, CT 06807

DIRECTORS	Joyce E. Heinzerling
Francis C. Oakley
David H. Porter
Paul Craig Roberts
Thomas T. Sarkany
Nancy-Beth Sheerr
Daniel S. Vandivort

OFFICERS	Mitchell E. Appel
President
Howard A. Brecher
Vice President and Secretary
Emily D. Washington
Treasurer

An investment in The Value Line Cash Fund, Inc. is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

This audited report is issued for information to shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by a currently effective prospectus of the Fund (obtainable from the Distributor).

#00062641

The Value Line Cash Fund, Inc.

To Our Value Line

To Our Shareholders (unaudited):

For the twelve months ended December 31, 2008, the total return for The Value Line Cash Fund was 1.69%. This was below the average taxable money market fund return of 2.04% for the same twelve-month period, as compiled by Lipper Analytical Services(1). For the 7-day and the 30-day periods ended December 31st, the Fund’s effective yield was 0.14% and 0.33%, respectively(2). As of December 31, 2008, the total net assets of the Fund were $175 million and the average days to maturity were 68.

We continue to place priority on securities of the highest quality. U.S. Government Agency obligations and U.S. Treasury bills make up 100% of the portfolio. In addition, the Fund owns repurchase agreements, which are 100% collateralized by U.S. Treasury notes. The Fund is a participant in the U.S. Treasury Temporary Money Market Guarantee Program(3).

The Federal Reserve Board has lowered the Fed Funds rate(4) 400 basis points from 4.25% to 0.25% since it began its latest rate-cutting cycle. The Fund extended its average maturity during the year and is currently at 68 days, up from 24 days at the end of 2007. Please see the accompanying “Economic Observations” write-up for our current thinking on the economy.

We appreciate your confidence in The Value Line Cash Fund and look forward to serving your investment needs in the future.

Sincerely,

Mitchell E. Appel President

February 20, 2009

(1)
Lipper Money Market Funds invest in high quality financial instruments rated in the top two investment grades with dollar-weighted average maturities of less than 90 days, and intend to keep a constant NAV. An investment cannot be made in a Lipper Average.

(2)	The current yield quotation more closely reflects the current earnings of the money market fund than the total return quotation.

(3)
The Treasury Temporary Guarantee Program for Money Market Funds provides coverage to shareholders for shares held in participating funds as of the close of business on September 19, 2008. Any increase in the number of shares held in an account after that date will not be guaranteed. Shareholders are covered for the lesser of either the number of shares held as of the close of business on September 19, 2008, or the amount held on the day a guarantee event occurs. If a shareholder closes their account, any future investment in the fund will not be guaranteed. The program is scheduled to terminate on April 30, 2009 unless extended by the Secretary of the Treasury.

(4)	The interest rate charged by banks with excess reserves at a Federal Reserve District Bank, to banks needing overnight loans to meet reserve requirements.

An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

The Value Line Cash Fund, Inc.

Cash Fund Shareholders

Economic Observations (unaudited)

The recession is in full bloom, having hit this country with its worst business setback in several generations. Meanwhile, the downturn is spreading overseas with ferocity, creating a global crisis.

The current situation is traceable to several events, beginning with the sharp declines in housing construction, home sales, and real estate prices. We also have seen a reduction in credit availability, a high level of bank failures, rising foreclosure rates, increasing unemployment, a contraction in retailing and auto activity, and sharp declines in manufacturing and nonmanufacturing. These developments are consistent with a deep and prolonged recession. As 2009 unfolds, we are facing a serious worldwide contraction that optimistically will last only through the middle of this year. Government reaction to this global upheaval is likely to involve attempts to pass additional stimulus measures, with an emphasis on infrastructure rebuilding and employment improvement. It is hoped that such efforts will shorten the downturn’s duration and reduce its severity.

Meanwhile, inflation, which had earlier moved sharply higher in this country due to dramatic increases in oil, food, and commodity prices, has moderated quickly, thanks to even more dramatic declines in energy prices since last summer. Our expectation is that, absent a more potent long-term business expansion than we now project, inflation should remain in check for the most part through the early years of the next decade. In fact, there is the possibility that we could see selective bouts of deflation along the way, especially if consumer demand falters for any extended period of time.

The Value Line Cash Fund, Inc.

FUND EXPENSES (unaudited):

Example

As a shareholder of the Fund, you incur ongoing costs, including management fees; distribution and service (12b-1) fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2008 through December 31, 2008).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if transactional costs were included, your costs would have been higher.

	Beginning account value 7/1/08	Ending account value 12/31/08	Expenses paid during period 7/1/08 thru 12/31/08*
Actual	$1,000.00	$1,006.50	$3.13
Hypothetical (5% return before expenses)	$1,000.00	$1,022.02	$3.15

*
Expenses are equal to the Fund’s annualized expense ratio of 0.62% multiplied by the average account value over the period, multiplied by 184/366 to reflect the one-half year period. This expense ratio may differ from the expense ratio shown in the Financial Highlights.

The Value Line Cash Fund, Inc.

Schedule of Investments	December 31, 2008

Principal Amount		Yield	†	Maturity Date	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (59.4%)
$1,800,000	Federal Farm Credit Bank Discount Notes	0.17%		4/9/09	$1,798,530
600,000	Federal Home Loan Bank Discount Notes	0.05		1/26/09	599,979
1,930,000	Federal Home Loan Bank Discount Notes	0.14		2/11/09	1,929,670
25,000,000	Federal Home Loan Bank Discount Notes	0.08		2/13/09	24,997,014
30,000,000	Federal Home Loan Bank Discount Notes	0.20		3/11/09	29,936,175
20,000,000	Federal Home Loan Bank Discount Notes	0.20		3/13/09	19,902,967
483,000	Federal Home Loan Bank Discount Notes	0.16		3/16/09	482,752
20,000,000	Federal Home Loan Bank Discount Notes	0.22		4/6/09	19,851,694
420,000	Federal Home Loan Bank Discount Notes	0.17		4/14/09	419,640
3,859,000	Federal Home Loan Bank Discount Notes	0.27		5/18/09	3,852,832
104,092,000	TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
	(Cost $103,771,253)				103,771,253
U.S. TREASURY OBLIGATION (16.0%)
28,000,000	United States Treasury Bill	0.09		6/4/09	27,882,618
28,000,000	TOTAL U.S. TREASURY OBLIGATION
	(Cost $27,882,618)				27,882,618
CERTIFICATES OF DEPOSIT (0.5%)
240,000	ChinaTrust Bank USA	1.70		7/1/09	240,000
240,000	GE Capital Financial, Inc.	1.25		4/2/09	240,000
240,000	Irwin Union Bank & Trust Co.	1.25		3/30/09	240,000
240,000	Morgan Stanley Bank	2.00		9/28/09	240,000
960,000	TOTAL CERTIFICATES OF DEPOSIT
	(Cost $960,000)				960,000
	TOTAL INVESTMENT SECURITIES (75.9%)
	(Cost $132,613,871)				132,613,871
REPURCHASE AGREEMENT (24.5%)
42,800,000	With Morgan Stanley, 0.01%, dated 12/31/08, due 1/2/09, delivery value $42,800,024 (collateralized by $30,945,000 U.S. Treasury Bonds 6.25%, due 8/15/23, with a value of $43,076,407)				42,800,000
42,800,000	TOTAL REPURCHASE AGREEMENT
	(Cost $42,800,000)				42,800,000

	EXCESS OF LIABILITIES OVER CASH AND OTHER ASSETS (–0.4%)				(727,801)

	NET ASSETS (100.0%)				$174,686,070

	NET ASSET VALUE OFFERING AND REDEMPTION PRICE, PER OUTSTANDING SHARE ($174,686,070 ÷ 174,717,737 shares outstanding)				$1.00

†	The rate shown on discount securities represents the yield or rate at the end of the reporting period.

See Notes to Financial Statements.

The Value Line Cash Fund, Inc.

Statement of Assets and Liabilities at December 31, 2008

Assets:
Investment securities, at value (Cost — $132,613,871)	$132,613,871
Repurchase agreement (Cost — $42,800,000)	42,800,000
Cash	57,127
Receivable for capital shares sold	90,440
Prepaid expenses	61,547
Interest receivable	12
Total Assets	175,622,997

Liabilities:
Payable for capital shares repurchased	575,031
Payable for securities purchased	240,000
Accrued expenses:
Advisory fee	70,130
Directors’ fees and expenses	5,234
Other	46,532
Total Liabilities	936,927

Net Assets	$174,686,070

Net assets consist of:
Capital stock, at $0.10 par value (authorized 2 billion shares, outstanding 174,717,737 shares)	$17,471,774
Additional paid-in capital	157,205,518
Undistributed net investment income	8,778
Net Assets	$174,686,070

Net Asset Value, Offering and Redemption Price per Outstanding Share	$1.00

Statement of Operations for the Year Ended December 31, 2008

Investment Income:
Interest	$4,905,950
Expenses:
Advisory fee	884,707
Service and distribution plan fees	553,176
Transfer agent fees	155,952
Auditing and legal fees	84,357
Printing and postage	68,149
Registration and filing fees	34,616
Temporary guarantee program fees	28,800
Custodian fees	26,596
Directors’ fees and expenses	24,475
Insurance	11,180
Other	11,785
Total Expenses Before Custody Credits and Fees Waived	1,883,793
Less: Service and Distribution Plan Fees Waived	(553,176)
Less: Custody Credits	(4,985)
Net Expenses	1,325,632

Net Investment Income	3,580,318

Net Increase in Net Assets from Operations	$3,580,318

See Notes to Financial Statements.

The Value Line Cash Fund, Inc.

Statement of Changes in Net Assets for the Years Ended December 31, 2008 and 2007

	Year Ended December 31, 2008	Year Ended December 31, 2007
Operations:
Net investment income	$3,580,318	$7,810,442

Distributions to Shareholders:
Net investment income	(3,579,800)	(7,884,093)

Capital Share Transactions:
Proceeds from sale of shares	425,697,552	210,613,539
Proceeds from reinvestment of dividends to shareholders	3,547,107	7,779,419
	429,244,659	218,392,958
Cost of shares repurchased	(421,466,212)	(247,672,765)

Net increase/(decrease) in net assets from capital share transactions	7,778,447	(29,279,807)

Total Increase/(Decrease) in Net Assets	7,778,965	(29,353,458)

Net Assets:
Beginning of year	166,907,105	196,260,563
End of year	$174,686,070	$166,907,105

Undistributed net investment income, at end of year	$8,778	$8,260

See Notes to Financial Statements.

The Value Line Cash Fund, Inc.

Notes to Financial Statements

1. Significant Accounting Policies

The Value Line Cash Fund, Inc. (the “Fund”) is registered under the Investment Company Act of 1940, as amended, as an open-end, diversified management investment company. The Fund’s investment objective is to secure as high a level of current income as is consistent with preservation of capital and liquidity.

The following summary of significant accounting policies is in conformity with generally accepted accounting principles for investment companies. Such policies are consistently followed by the Fund in the preparation of its financial statements. Generally accepted accounting principles require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

(A) Security Valuation. Securities held by the Fund are valued on the basis of amortized cost, which approximates market value and does not take into account unrealized gains or losses. This involves valuing an instrument at cost and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument.

The valuation of securities based upon their amortized cost is permitted by Rule 2a-7 under the Investment Company Act of 1940, as amended. The rule requires that the Fund maintain a dollar-weighted average portfolio maturity of 90 days or less, purchase instruments that have remaining maturities of 13 months or less only, and invest only in securities determined by the Board of Directors to be of good quality with minimal credit risks. The Directors have established procedures designed to achieve these objectives.

(B) Fair Value Measurements. The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”), effective January 1, 2008. In accordance with FAS 157, fair value is defined as the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. FAS 157 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

●	Level 1—quoted prices in active markets for identical investments
●	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
●	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The Value Line Cash Fund, Inc.

December 31, 2008

The following is a summary of the inputs used as of December 31, 2008 in valuing the Fund’s investments carried at value:

Valuation Inputs	Investments in Securities	Other Financial Instruments*

Level 1 — Quoted Prices	$—	—
Level 2 — Other Significant Observable Inputs	175,413,871	—
Level 3 — Significant Unobservable Inputs	—	—
Total	$175,413,871	—

*	Other financial instruments include futures, forwards and swap contracts.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. Money market securities may be valued using amortized cost, in accordance with the 1940 Act. Generally, amortized cost reflects the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as a Level 2.

For the year ended December 31, 2008, there were no Level 3 investments.

(C) Repurchase Agreements. In connection with transactions in repurchase agreements, the Fund’s custodian takes possession of the underlying collateral securities, the value of which exceeds the principal amount, including accrued interest, of the repurchase transaction. To the extent that any repurchase transaction exceeds one business day, it is the Fund’s policy to mark-to-market the collateral on a daily basis to ensure the adequacy of the collateral. In the event of default of the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

(D) Security Transactions. Security transactions are accounted for on the date the securities are purchased or sold. In computing net investment income, premiums and discounts on portfolio securities are amortized. Realized gains and losses on securities transactions are determined based on the identified cost method.

(E) Federal Income Taxes. It is the Fund’s policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies, including the distribution requirements of the Tax Reform Act of 1986, and to distribute, on a daily basis, all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

(F) Representations and Indemnifications. In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

2.	Investment Risks

Securities issued by U.S. Government agencies or government-sponsored enterprises may not be guaranteed by the U.S. Treasury. The Government National Mortgage Association (“GNMA” or “Ginnie Mae”), a wholly-owned U.S. Government corporation, is authorized to guarantee, with the full faith and credit of the U.S. Government, the timely payment of principal and interest on securities issued by institutions approved by GNMA and backed by pools of mortgages insured by the Federal Housing Administration or guaranteed by the Department of Veterans Affairs. Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. Government) include the Federal National Mortgage Association (“FNMA” or “Fannie Mae”) and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA but are not backed by the full faith and credit of the U.S. Government. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but its participation certificates are not backed by the full faith and credit of the U.S. Government.

The Value Line Cash Fund, Inc.

Notes to Financial Statements

3.	Capital Share Transactions, Dividends and Distributions

The Fund earns interest daily on its investments and declares daily, on each day the Fund is open for business, all of its net investment income. The Fund pays distributions monthly.

Net realized gains, if any, will be distributed once a year. Earnings for Saturdays, Sundays, and holidays are declared as a dividend on the next business day. All such distributions not paid in cash are automatically credited to shareholder accounts in additional shares at net asset value on the day declared.

Because the Fund has maintained a $1.00 net asset value per share from inception, the number of shares sold, shares issued to shareholders in reinvestment of dividends declared, and shares repurchased, are equal to the dollar amounts shown in the Statement of Changes in Net Assets for the corresponding capital share transactions.

4.	Tax Information

At December 31, 2008, the aggregate cost of investments in securities and repurchase agreements for federal income tax purposes was $175,413,871. At December 31, 2008, there was no unrealized appreciation or depreciation of investments.

The tax character of the distributions paid during the years ended December 31, 2008, and December 31, 2007, was ordinary income.

At December 31, 2008, the Fund had undistributed ordinary income for tax purposes of $8,778.

5.	Investment Advisory Fees, Service and Distribution Fees, and Transactions With Affiliates

On June 30, 2008, Value Line, Inc. (“Value Line”) reorganized its investment management division into EULAV Asset Management, LLC (“EULAV”), a newly formed, wholly-owned subsidiary. As part of the reorganization, each advisory agreement was transferred from Value Line to EULAV and EULAV replaced Value Line as the Fund’s investment adviser. The portfolio managers, who are now employees of EULAV, have not changed as a result of the reorganization.

An advisory fee of $884,707 was paid or payable to Value Line or EULAV (the “Adviser”), the Fund’s investment adviser, for the year ended December 31, 2008. This was computed at an annual rate of 4/10 of 1% per year of the average daily net asset value of the Fund during the year and paid monthly. The Adviser provides research, investment programs and supervision of the investment portfolio and pays costs of administrative services, office space, equipment and compensation of administrative, bookkeeping, and clerical personnel necessary for managing the affairs of the Fund. The Adviser also provides persons, satisfactory to the Fund’s Board of Directors, to act as officers of the Fund and pays their salaries and wages. Direct expenses of the Fund are charged to the Fund while common expenses of the Value Line Funds are allocated proportionately based upon the Funds’ respective net assets. The Fund bears all other costs and expenses.

The Fund has a Service and Distribution Plan (the “Plan”). The Plan, adopted pursuant to Rule 12b-1 under the Investment Act of 1940, compensates Value Line Securities, Inc. (the “Distributor”), a wholly-owned subsidiary of Value Line for advertising, marketing and distributing the Fund’s shares and for servicing the Fund’s shareholders at an annual rate of 0.25% of the Fund’s average daily net assets. Fees amounting to $553,176, before fee waivers, were accrued under the Plan for the year ended December 31, 2008. Effective May 1, 2007 and 2008, the Distributor contractually agreed to waive the Fund’s 12b-1 fee for one year periods. For the year ended December 31, 2008, the fees waived amounted to $553,176. The Distributor has no right to recoup prior waivers.

The Value Line Cash Fund, Inc.

December 31, 2008

For the year ended December 31, 2008, the Fund’s expenses were reduced by $4,985 under a custody credit agreement with the custodian.

Certain officers, employees and a director of Value Line and/or affiliated companies are also officers and a director of the Fund.

Value Line and/or affiliated companies and the Value Line Profit Sharing and Savings Plan owned 60,805,966 shares of the Fund’s capital stock, representing 34.80% of the outstanding shares at December 31, 2008. In addition, officers and directors of the Fund as a group owned 5,153 shares of the Fund, representing less than 1% of the outstanding shares.

6.	Temporary Guarantee Program For Money Market Funds

On October 7, 2008, the Fund’s Board of Directors approved the participation by the Fund in the U.S. Department of the Treasury’s Temporary Guarantee Program for Money Market Funds (“Program”) through December 18, 2008, which has subsequently been extended through April 30, 2009. Under the Program, shares held by the Fund as of the close of business on September 19, 2008 (“Program Date”) are insured against loss in the event the Fund liquidates its holdings during the term of the Program and the per share value at the time of liquidation drops below $0.995 per share. For participation in the initial three months of the Program, the Fund paid 0.01% of its net assets as of the Program Date, and paid an additional 0.015% of its net assets as of the Program Date to participate in the extension. This expense was borne by the Fund. The fees are amortized over the term of the Program and are reflected in the Fund’s Statement of Operations. The U.S. Department of the Treasury may extend the Program at its discretion, through September 18, 2009. If the Program is extended, the Fund will consider whether to continue to participate.

7.	Other

By letter dated June 15, 2005, the staff of the Northeast Regional Office of the Securities and Exchange Commission (“SEC”) informed Value Line that it was conducting an investigation in the matter of Value Line Securities, Inc. (“VLS”). Value Line has supplied numerous documents to the SEC in response to its requests and various individuals, including employees and former employees of Value Line, directors of the Fund and others, have provided testimony to the SEC. On May 8, 2008, the SEC issued a formal order of private investigation regarding whether VLS’ brokerage charges and related expense reimbursements from the Value Line Funds (“Funds”) during periods prior to 2005 were excessive and whether adequate disclosure was made to the SEC and the Boards of Directors and shareholders of the Funds. Thereafter, certain officers of Value Line, who are former officers of the Funds, asserted their constitutional privilege not to provide testimony. Value Line has informed the Funds that it believes the SEC has completed the fact finding phase of its investigation and Value Line will seek to settle this matter with the SEC. Although management of Value Line cannot determine the effect that the investigation will have on Value Line’s financial statements, it believes that any settlement is likely to be material to it and has informed the Funds of its belief, in light of settlement discussions to date, that there are no loss contingencies that should be accrued or disclosed in the Fund’s financial statements and that the resolution of this matter is not likely to have a materially adverse effect on the ability of the Adviser or VLS to perform their respective contracts with the Fund.

The Value Line Cash Fund, Inc.

Financial Highlights

Selected data for a share of capital stock outstanding throughout each year:

	Years Ended December 31,
	2008	2007	2006	2005	2004
Net asset value, beginning of year	$1.000	$1.000	$1.000	$1.000	$1.000

Net investment income	0.017	0.044	0.043	0.023	0.005
Dividends from net investment income	(0.017)	(0.044)	(0.043)	(0.023)	(0.005)
Change in net asset value	—	—	—	—	—

Net asset value, end of year	$1.000	$1.000	$1.000	$1.000	$1.000

Total Return	1.69%	4.45%	4.37%	2.28%	0.47%

Ratios/Supplemental Data:
Net assets, end of year (in thousands)	$174,686	$166,907	$196,261	$153,923	$175,139
Ratio of operating expenses to average net assets(1)	0.85%	0.83%	0.86%	0.91%	0.88%
Ratio of operating expenses to average net assets(2)	0.60%	0.58%	0.61%	0.90%	0.88%
Ratio of net investment income to average net assets	1.62%	4.37%	4.30%	2.22%	0.43%

(1)
Ratio reflects expenses grossed up for custody credit arrangement and grossed up for the waiver of distribution and service plan fees by the Distributor. The ratio of expenses to average net assets, net of custody credits, but exclusive of the waiver of the service and distribution plan fees by the Distributor, would have been unchanged for the years shown.

(2)	Ratio reflects expenses net of the custody credit arrangement and net of the waiver of the service and distribution plan fees by the Distributor.

See Notes to Financial Statements.

The Value Line Cash Fund, Inc.

Report of Independent Registered Public Accounting Firm

To the Board of Directors and Shareholders of the Value Line Cash Fund, Inc.

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of The Value Line Cash Fund, Inc. (the “Fund”) at December 31, 2008, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2008 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
New York, New York

February 27, 2009

The Value Line Cash Fund, Inc.

Management of the Fund

MANAGEMENT INFORMATION

The business and affairs of the Fund are managed by the Fund’s officers under the direction of the Board of Directors. The following table sets forth information on each Director and officer of the Fund. Each Director serves as a director or trustee of each of the 14 Value Line Funds. Each Director serves until his or her successor is elected and qualified.

Name, Address, and Age	Position	Length of Time Served	Principal Occupation During the Past 5 Years	Other Directorships Held by Director
Interested Director*
Thomas T. Sarkany Age 62	Director	Since 2008	Mutual Fund Marketing Director of Value Line Securities, Inc. (the “Distributor”).	None
Non-Interested Directors
Joyce E. Heinzerling 500 East 77th Street New York, NY 10162 Age 53	Director	Since 2008	General Counsel, Archery Capital LLC (private investment fund)	Burnham Investors Trust, since 2004 (4 funds).
Francis C. Oakley 54 Scott Hill Road Williamstown, MA 01267 Age 77	Director (Lead Independent Director since 2008)	Since 2000
Professor of History, Williams College, (1961–2002). Professor Emeritus since 2002; President Emeritus since 1994 and President, (1985 – 1994); Chairman (1993–1997) and Interim President (2002–2003) of the American Council of Learned Societies. Trustee since 1997 and Chairman of the Board since 2005, National Humanities Center.
None
David H. Porter 5 Birch Run Drive Saratoga Springs, NY 12866 Age 73	Director	Since 1997	Visiting Professor of Classics, Williams College, since 1999; President Emeritus, Skidmore College since 1999 and President, 1987–1998.	None
Paul Craig Roberts 169 Pompano St. Panama City Beach, FL 32413 Age 69	Director	Since 1983	Chairman, Institute for Political Economy.	None

The Value Line Cash Fund, Inc.

Management of the Fund

Name, Address, and Age	Position	Length of Time Served	Principal Occupation During the Past 5 Years	Other Directorships Held by Director
Nancy-Beth Sheerr 1409 Beaumont Drive Gladwyne, PA 19035 Age 59	Director	Since 1996	Senior Financial Advisor, Veritable L.P. (investment adviser) since 2004; Senior Financial Advisor, Hawthorn, (2001–2004).	None
Daniel S. Vandivort 59 Indian Head Road Riverside, CT 06878 Age 54	Director	Since 2008	President, Chief Investment Officer, Weiss, Peck and Greer/Robeco Investment Management 2005–2007; Managing Director, Weiss, Peck and Greer, 1995–2005.	None
Officers
Mitchell E. Appel Age 38	President	Since 2008
President of each of the Value Line Funds since June 2008; Chief Financial Officer of Value Line since April 2008 and from September 2005 to November 2007; Treasurer from June 2005 to September 2005; Chief Financial Officer of XTF Asset Management from November 2007 to April 2008; Chief Financial officer of Circle Trust Company from January 2003 to May 2005; Chief Financial Officer of the Distributor since April 2008.

Howard A. Brecher Age 55	Vice President and Secretary	Since 2008
Vice President and Secretary of each of the Value Line Funds since June 2008; Vice President, Secretary and a Director of Value Line; Vice President of the Distributor and Secretary since June 2008; Vice President, Secretary, Treasurer, General Counsel and a Director of Arnold Bernhard & Co., Inc.

Emily D. Washington Age 30	Treasurer	Since 2008
Treasurer and Chief Financial Officer (Principal Financial and Accounting Officer) of each of the Value Line Funds since August 2008; Associate Director of Mutual Fund Accounting at Value Line until August 2008.

*	Mr. Sarkany is an “interested person” as defined in the Investment Company Act of 1940 by virtue of his position with the Distributor.

Unless otherwise indicated, the address for each of the above officers is c/o Value Line Funds, 220 East 42nd Street, New York, NY 10017.

The Fund’s Statement of Additional Information (SAI) includes additional information about the Fund’s Directors and is available, without charge, upon request by calling 1-800-243-2729 or on the Fund’s website, www.vlfunds.com.

The Value Line Cash Fund, Inc.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities, and information regarding how the Fund voted these proxies for the 12-month period ended June 30 is available through the Fund’s website at http://www.vlfunds.com and on the SEC’s website at http://www.sec.gov. The description of the policies and procedures is also available without charge, upon request, by calling 1-800-243-2729.

The Value Line Cash Fund, Inc.

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The Value Line Cash Fund, Inc.

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The Value Line Cash Fund, Inc.

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The Value Line Cash Fund, Inc.

The Value Line Family of Funds

1950 — The Value Line Fund seeks long-term growth of capital. Current income is a secondary objective.

1952 — Value Line Income and Growth Fund’s primary investment objective is income, as high and dependable as is consistent with reasonable risk. Capital growth to increase total return is a secondary objective.

1956 — Value Line Premier Growth Fund seeks long-term growth of capital. No consideration is given to current income in the choice of investments.

1972 — Value Line Larger Companies Fund’s sole investment objective is to realize capital growth.

1979 — The Value Line Cash Fund, a money market fund, seeks to secure as high a level of current income as is consistent with maintaining liquidity and preserving capital. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

1981 — Value Line U.S. Government Securities Fund seeks maximum income without undue risk to capital. Under normal conditions, at least 80% of the value of its net assets will be invested in securities issued or guaranteed by the U.S. Government and its agencies and instrumentalities.

1983 — Value Line Centurion Fund* seeks long-term growth of capital.

1984 — The Value Line Tax Exempt Fund seeks to provide investors with the maximum income exempt from federal income taxes while avoiding undue risk to principal. The fund may be subject to state and local taxes and the Alternative Minimum Tax (if applicable).

1985 — Value Line Convertible Fund seeks high current income together with capital appreciation primarily from convertible securities ranked 1 or 2 for year-ahead performance by the Value Line Convertible Ranking System.

1986 — Value Line Aggressive Income Trust seeks to maximize current income.

1987 — Value Line New York Tax Exempt Trust seeks to provide New York taxpayers with the maximum income exempt from New York State, New York City and federal income taxes while avoiding undue risk to principal. The Trust may be subject to state and local taxes and the Alternative Minimum Tax (if applicable).

1987 — Value Line Strategic Asset Management Trust* seeks to achieve a high total investment return consistent with reasonable risk.

1993 — Value Line Emerging Opportunities Fund invests primarily in common stocks or securities convertible into common stock, with its primary objective being long-term growth of capital.

1993 — Value Line Asset Allocation Fund seeks high total investment return, consistent with reasonable risk. The Fund invests in stocks, bonds and money market instruments utilizing quantitative modeling to determine the asset mix.

*	Only available through the purchase of Guardian Investor, a tax deferred variable annuity, or ValuePlus, a variable life insurance policy.

For more complete information about any of the Value Line Funds, including charges and expenses, send for a prospectus from Value Line Securities, Inc., 220 East 42nd Street, New York, New York 10017-5891 or call 1-800-243-2729, 9am - 5pm CST, Monday - Friday, or visit us at www.vlfunds.com. Read the prospectus carefully before you invest or send money.

Item 2.	Code of Ethics

(a) The Registrant has adopted a Code of Ethics that applies to its principal executive officer, and principal financial officer and  principal accounting officer.

(f) Pursuant to item 12(a), the Registrant is attaching as an exhibit a copy of its
Code of Ethics that applies to its principal executive officer, and principal financial officer and principal accounting officer.

Item 3.	Audit Committee Financial Expert.

(a)(1)The Registrant has an Audit Committee Financial Expert serving on its Audit Committee.

(2) The Registrant’s Board has designated Francis C. Oakley, a member of the Registrant’s Audit Committee, as the Registrant’s Audit Committee Financial Expert.  Mr. Oakley is an independent director who is a Professor of History with Williams College.  He spent most of his professional career at Williams College, where he served as a faculty member, President Emeritus and President (1961-2003). He also served as Chairman (1993-1997) and President (2002-2003) of The American Council of Learned Societies.  He has also previously served as Trustee and Chairman of the Board of Trustees of National Humanities Center.

A person who is designated as an “audit committee financial expert” shall not make such person an "expert" for any purpose, including without limitation under Section 11 of the Securities Act of 1933 or under applicable fiduciary laws, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities that are greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and Board of Trustees in the absence of such designation or identification.

Item 4.	Principal Accountant Fees and Services

	(a)	Audit Fees 2008 - $21,276

	(b)	Audit-Related fees – None.

	(c)	Tax Preparation Fees 2008 -$7,551

	(d)	All Other Fees – None

	(e)	(1)
Audit Committee Pre-Approval Policy. All services to be performed for the Registrant  by PricewaterhouseCoopers LLP must be pre-approved by the audit committee. All services performed were pre-approved by the committee.

	(e)	(2) Not applicable.

	(f)	Not applicable.

	(g)	Aggregate Non-Audit Fees 2008 -$2,750

	(h)	Not applicable.

Item 11.	Controls and Procedures.

(a)
The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-2(c) under the Act (17 CFR 270.30a-2(c) ) based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report, are appropriately designed to ensure that material information relating to the registrant is made known to such officers and are operating effectively.

(b)
The registrant’s principal executive officer and principal financial officer have determined that there have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including corrective actions with regard to significant deficiencies and material weaknesses.

Item 12.	Exhibits.

	(a)	Code of Business Conduct and Ethics for Principal Executive and Senior Financial Officers attached hereto as Exhibit 99.2R CODE ETH.

	(b)	(1)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2) attached hereto as Exhibit 99.CERT.

		(2)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto as Exhibit 99.906.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

By	/s/ Mitchell E. Appel
Mitchell E. Appel, President

Date:	March 10, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Mitchell E. Appel
Mitchell E. Appel, President, Principal Executive Officer

By:	/s/ Emily D. Washington
Emily D. Washington, Treasurer, Principal Financial Officer

Date:	March 10, 2009